Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Accounts and Other Receivables
Schedule of Accounts and Other Receivables
	December 31, 2020	December 31, 2019
Trade accounts receivable	$57,298	$39,398
Allowance for doubtful accounts	(22,468)	(21,262)
	$34,830	$18,136